Interest-Bearing Loans and Borrowings - Additional Information (Details) - Collaborator - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 18, 2021
Disclosure Of Detailed Information About Borrowings [Line Items]
Funding advance	$ 17,310	$ 17,310
Borrowings, interest rate basis	The interest rate is based on the average annual London Interbank Offered Rate (LIBOR) for U.S. Dollars as reported in the Wall Street Journal on a quarterly basis on the due date, plus 250 basis points, calculated on the number of days from the date on which the Company applied such borrowings.